Common Stock, Preferred stock and Additional Paid-In Capital	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Common Stock, Preferred stock and additional paid-in Capital

(a) Common Stock: From inception through July 11, 2010, the authorized common stock of Costamare consisted of 2,000,000 shares with a par value of $0.0001 per share out of which 1,000,000 shares were issued to the KonstantakopoulosFamily. On July 12, 2010, the Company’s articles of incorporation were amended. Under the amended articles of incorporation, the Company’s authorized capital stock consists of 1,000,000,000 shares of common stock, par value $0.0001 per share and 100,000,000 preferred shares, par value $0.0001 per share of which no shares were issued. Of these preferred shares, 10,000,000 shares have been designated Series A Participating Preferred Stock in connection with the adoption of a stockholder rights plan. All shares of stock are in registered form.

On July 20, 2010, pursuant to a rights offering authorized by the Board of Directors on July 14, 2010, the Company issued 24,000,000 shares of common stock in exchange of $2,400, increasing the issued share capital of the Company to 25,000,000 shares of common stock.

On October 19, 2010, within the context of the Initial Public Offering completed in November 2010, the Company effected a dividend of 0.88 shares for each share of common stock outstanding on the record date of August 27, 2010 (the “Stock Split”). As a result of this dividend, the Company issued 22,000,000 additional shares in respect of its 25,000,000 shares of the then outstanding common stock.

On November 4, 2010, the Company completed its Initial Public Offering in the United States under the Securities Act. In this respect 13,300,000 common shares at par value $0.0001 were issued at a public offering price of $12.00 per share, increasing the issued share capital to 60,300,000 shares. The net proceeds of the Initial Public Offering were $145,543.

On March 27, 2012, the Company completed a follow-on public equity offering in the United States under the Securities Act. In this respect 7,500,000 shares at par value $0.0001 were issued at a public offering price of $14.10 per share, increasing the issued share capital to 67,800,000 shares. The net proceeds of the follow-on offering were $100,584.

On October 19, 2012, the Company completed a follow-on public equity offering in the United States under the Securities Act. In this respect 7,000,000 shares at par value $0.0001 were issued at a public offering price of $14.00 per share, increasing the issued share capital to 74,800,000 shares. The net proceeds of the follow-on offering were $93,547.

On December 5, 2016, the Company completed a follow-on public equity offering in the United States under the Securities Act. In this respect,12,000,000 shares at par value $0.0001 were issued at a public offering price of $6.00 per share, increasing the issued share capital to 86,800,000 shares. The net proceeds of the follow-on offering were $69,037.

During the nine month period ended September 30,2015, the Company issued 448,800 shares, in aggregate, at par value of $0.0001 to Costamare Shipping pursuant to the Group Management Agreement (Note 3). On December 31, 2015, the Company issued 149,600 shares, at par value of $0.0001 to Costamare Services pursuant to the Services Agreement (Note 3). On March 30, 2016, June30, 2016, September 30, 2016 and December 30, 2016, the Company issued 598,400 shares, in aggregate, at par valueof $0.0001 to Costamare Services pursuant to the Services Agreement (Note 3). The fair value of such shares was calculated based on the closing trading price at the date of issuance.There were no share based payment awards outstanding during the year ended December 31, 2016.

On July 6, 2016, the Company implemented thePlan. The Plan offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividend automatically reinvested in Company common stock. Participation in the Plan is optional, and shareholders who decide not to participate in the Plan will continue toreceive cash dividends, as declared and paid in the usual manner. During the year ended December 31, 2016, the Company issued 2,428,081 shares in aggregate at par value of $0.0001 to its common stockholders, at an average price of $8.043837 per share.

(b) Preferred Stock: On August 7, 2013, the Company issued 2,000,000, Series B Preferred Stock in the United States under the Securities Act, which paya dividend of 7.625% per annum in arrears on a quarterly basis (equal to $1.90625 per annum per share) at $25 per share. At any time after August 6, 2018, the Series B Preferred Stock may be redeemed, at theCompany’s election, at a price of $25 of liquidation preference per share. The net proceeds from the offering were $48,042.

On January 21, 2014, the Company issued 4,000,000,Series C Preferred Stock in the United States under the Securities Act, which paya dividend of 8.50% per annum in arrears on a quarterly basis (equal to $2.125 per annum per share) at $25 per share. At any time after January 21, 2019, the Series C Preferred Stock may be redeemed, at the Company’s election, at a price of $25 of liquidation preference per share. The net proceeds from the offering were $96,523.

On May 13, 2015, the Company issued 4,000,000, Series D Preferred Stock in the United States under the Securities Act, which paya dividend of 8.75% per annum in arrears on a quarterly basis (equal to $2.1875 per annum per share) at $25 per share. At any time after May 13, 2020, the Series D Preferred Stock may be redeemed, at the Company’s election, at a price of $25 of liquidation preference per share. The net proceeds from the offering were $96,616.

(c) Additional Paid-in Capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital include: (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the offerings in March 2012, October 2012, August 2013, January 2014, May 2015 and December 2016 and the net proceeds received from the issuance of such shares,(iii) the difference between the par value and the fair value of theshares issued to Costamare Shipping and Costamare Services (Note 3) and (iv) the difference between the par value ofthe shares issued under the Plan.

(d) Dividends declared and / or paid: During the year ended December 31, 2015, the Company declared and paid to its common stockholders (i) $20,944 or $0.28per common share for the fourth quarter of 2014, (ii) $21,736 or $0.29 per common share for the first quarter of 2015, (iii)$21,779 or $0.29 per common share for the second quarter of 2015 and (iv) $21,822 or $0.29 per common share for the third quarter of 2015.During the year ended December 31, 2016, the Company declared and paid to its common stockholders (i) $21,866 or $0.29per common share for the fourth quarter of 2015, (ii) $21,908 or $0.29 per common share for the first quarter of 2016, (iii) paid $7,570 or $0.29 per common share and issued 1,610,248 shares pursuant to the Plan and (iv) paid $2,595 or $0.10 per common share and issued 817,833 shares pursuant to the Plan.

During the year ended December 31, 2015 the Company declared and paid to its holders of Series B Preferred Stock (i) $953 or $0.476563 per share for the period from October 15, 2014 to January 14, 2015,(ii) $953 or $0.476563 per share for the period from January 15, 2015 to April 14, 2015,(iii) $953 or $0.476563 per share for the period from April 15, 2015 to July 14, 2015 and (iv) $953 or $0.476563 per share for the period from July 15, 2015 to October 14, 2015. During the year ended December 31, 2016 the Company declared and paid to its holders of Series B Preferred Stock (i) $953 or $0.476563 per share for the period from October 15, 2015 to January 14, 2016, (ii) $953 or $0.476563 per share for the period from January 15, 2016 to April 14, 2016, (iii) $953 or $0.476563 per share for the period from April 15, 2016 to July 14, 2016 and (iv) $953 or $0.476563 per share for the period from July 15, 2016 to October 14, 2016.

During the year ended December 31, 2015, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,125 or $0.531250 per share for the period from October 15, 2014 to January 14, 2015, (ii)$2,125 or $0.531250 per share for the period from January 15, 2015 to April 14, 2015,(iii) $2,125 or $0.531250 per share for the period from April 15, 2015 to July 14, 2015 and (iv) $2,125 or $0.531250 per share for the period from July 15, 2015 to October 14, 2015.During the year ended December 31, 2016, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,125 or $0.531250 per share for the period from October 15, 2015 to January 14, 2016,(ii) $2,125 or $0.531250 per share for the period from January 15, 2016 to April 14, 2016, (iii) $2,125 or $0.531250 per share for the period from April 15, 2016 to July 14, 2016 and (iv)$2,125 or $0.531250 per share for the period from July 15, 2016 to October 14, 2016.

During the year ended December 31, 2015, the Company declared and paid to its holders of Series D Preferred Stock $1,506 or $0.376736 per share for the period from May 13, 2015 to July 14, 2015 and $2,188 or $0.546875 per share for the period from July 15, 2015 to October 14, 2015. During the year ended December 31, 2016, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,188 or $0.546875 per share for the period from October 15, 2015 to January 14, 2016, (ii)$2,188 or $0.546875 per share for the period from January 15, 2016 to April 14, 2016, (iii) $2,188 or $0.546875 per share for the period from April 15, 2016 to July 14, 2016 and (iv)$2,188 or $0.546875 per share for the period from July 15, 2016 to October 14, 2016.